RELATED PARTY TRANSACTIONS (Details) - Trustee - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total Trust investments at fair value	$ 532,389	$ 514,934
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total Trust investments at fair value	565,719	572,360
PG&E Corporation Stock Fund | EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total Trust investments at fair value	121,966	158,079
PG&E Corporation Stock Fund | EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total Trust investments at fair value	190,068	259,252
Fidelity fund | EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total Trust investments at fair value	410,423	356,855
Fidelity fund | EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total Trust investments at fair value	$ 375,651	$ 313,108